Income Taxes (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal		$ 61	$ 3,033	$ 61	$ 3,033
State	2,400			2,400	800
Foreign	1,662		3,101	1,662	4,686
Total	$ 4,062	$ 61	$ 6,134	$ 4,123	$ 8,519